Contingent Consideration	12 Months Ended
Dec. 31, 2016
Business Combination, Contingent Consideration Arrangements [Abstract]
Contingent Consideration

Note 9—Contingent consideration

On September 3, 2013, the Company acquired BlackLine Systems, Inc. Under the terms of the acquisition agreement, BlackLine Systems, Inc.’s option holders were allowed to cancel their stock option rights and receive a cash payment equal to the amount of calculated gain (less applicable expense and other items) had they exercised their stock options and then sold their common shares as part of the acquisition. As a condition of the acquisition, the Company is required to pay additional cash consideration to certain equity holders if the Company realizes a tax benefit from the use of net operating losses generated from the stock option exercises concurrent with the acquisition. The maximum contingent cash consideration to be distributed is $8.0 million. The fair value of the contingent consideration was $5.2 million and $4.9 million as of December 31, 2016 and 2015, respectively. See Note 2-Significant accounting policies-Fair value of financial instruments for additional information regarding the valuation of the contingent consideration.